Goodwill and other intangible assets - Schedule of Allocation of Goodwill (Details) € in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill		€ 41,300	€ 43,384	€ 49,404
Gross value (e)
Disclosure of reconciliation of changes in goodwill [line items]
Acquisitions and other increases(e)	[1]	1,628	1,554	3,112
Gross value (e) | Products, trademarks and other rights
Disclosure of reconciliation of changes in goodwill [line items]
Acquisitions and other increases(e)	[1]	€ 421	€ 444	€ 1,970
Antibodies Collaboration agreement | Gross value (e) | Products, trademarks and other rights | Janssen Pharmaceuticals, Inc
Disclosure of reconciliation of changes in goodwill [line items]
Acquisitions and other increases(e) | $					$ 175
Antibodies Collaboration agreement | Gross value (e) | Products, trademarks and other rights | Teva Pharmaceuticals
Disclosure of reconciliation of changes in goodwill [line items]
Acquisitions and other increases(e) | $					$ 500

[1]	(e)This line mainly comprises:
In 2023:
–the rights acquired as a result of the simplification agreed between Sanofi and AstraZeneca in April 2023 in respect of the agreements on Beyfortus
(nirsevimab) (see Note C.2.);
–an upfront payment of $500 million relating to the rights acquired under the agreement with Teva Pharmaceuticals on the co-development and co-commercialization of TEV’574; and
–an upfront payment of $175 million for the rights acquired under the agreement with Janssen Pharmaceuticals, Inc. relating to a vaccine against extra-intestinal pathogenic strains of E-Coli.
In 2024:
–an upfront payment of $500 million for the rights acquired under the agreement with Novavax relating to the co-exclusive license agreement for the co-commercialization of a COVID-19 vaccine and the development of a combined flu-COVID-19 vaccine; and
–an upfront payment of $300 million for the rights acquired under an agreement with Corxel Pharmaceuticals for the development and commercialization rights to aficamten in China.